Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cash flows from operating activities:
Net loss	$ (21,464,771)	$ (24,992,296)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	68,756	95,368
Stock-based compensation expense	1,115,154	528,644
Changes in assets and liabilities:
Government contract receivable	659,409	(659,409)
Prepaid expenses and other current assets	(414,544)	(352,047)
Other assets	(27,623)	(1,116,778)
Accounts payable and accrued expenses	(1,465,596)	(412,549)
Total adjustments	(9,198)	316,785
Net cash used in operating activities	(21,473,969)	(24,675,511)
Cash flows from investing activities:
Purchase of equipment	(27,612)	(20,653)
Net cash used in investing activities	(27,612)	(20,653)
Cash flows from financing activities:
Net proceeds from issuance of notes payable – related parties	0	135,000
Repayment of notes payable – related parties	0	(150,000)
Net proceeds from sale of common stock and warrants	18,924,172	21,398,383
Net proceeds from warrant exercises	156,209	2,367,133
Net cash provided by financing activities	19,080,381	23,750,516
Net increase (decrease) in cash and cash equivalents	(2,421,200)	(945,648)
Cash and cash equivalents at beginning of period	5,506,941	6,452,589
Cash and cash equivalents at end of period	$ 3,085,741	$ 5,506,941